Consolidated Statements Of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ 103.8	$ 34.6	$ (70.0)
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	3.9	(1.0)	11.4
Unrealized gain (loss) on available-for-sale investment	7.7	(9.8)	5.4
Changes in defined benefit pension and other post-retirement benefit plans	(51.5)	(66.7)	(19.0)
Other comprehensive loss	(39.9)	(77.5)	(2.2)
Total comprehensive income (loss), before tax	63.9	(42.9)	(72.2)
Income tax benefit related to items of other comprehensive income	(2.1)	(1.5)	(0.7)
Comprehensive income (loss), after tax	66.0	(41.4)	(71.5)
Less: comprehensive loss attributable to the noncontrolling interest	(5.9)	(7.0)	(3.2)
Comprehensive income (loss) attributable to Ryerson Inc.	$ 71.9	$ (34.4)	$ (68.3)